Marketable Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 150,793	$ 365,786
Unrealized Gains in Comprehensive Income	30,363	83,817
Unrealized Losses in Comprehensive Income	(948)	(298,810)
Sales of Securities	(180,208)	0
Fair Value	$ 0	$ 150,793